Schedule of Reconciliation of Convertible Note Receivable Measured on Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Beginning balance	$ 2,072	$ 2,514
Net transfers into (out of) Level 3
Purchases settlements and other net	(2,072)
Fair value adjustments		(104,339)	(126,277)
Ending balance		$ 2,072	$ 2,514